Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 29,575	$ 12,079
Accumulated amortization	12,365	5,642
Net book value	17,210	6,437
Acquired technology and customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	12,935	1,071
Accumulated amortization	3,382	250
Net book value	9,553	821
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	12,297	6,750
Accumulated amortization	5,394	2,557
Net book value	6,903	4,193
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	3,752	3,689
Accumulated amortization	3,080	2,442
Net book value	672	1,247
Domain names
Finite-Lived Intangible Assets [Line Items]
Cost	591	569
Accumulated amortization	509	393
Net book value	$ 82	$ 176